Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash	$ 63,375	$ 1,396,944	$ 441,004
Accounts receivable, net	707,509	435,598	134,517
Inventory, net	643,920	441,582	679,471
Loan receivables, current	196,000		1,365
Loan receivables - related party, current			122,535
Trading securities, at market value	133,942	1,451,922
Other current assets	184,952	182,457	263,404
Right of use asset, current	255,734	243,406	270,363
Total current assets	2,185,432	4,151,909	1,912,659
Noncurrent assets:
Property, plant and equipment, net	3,864,380	2,749,340	499,047
Intangible asset, net	10,648,378	10,650,394	9,800
Goodwill	757,648	757,648
Other noncurrent assets			54,163
Loan receivables, noncurrent		196,000
Loan receivables - related party, noncurrent			196,000
Right of use asset, noncurrent	355,129	486,253	835,393
Equity method investments in affiliates	380,660	441,407
Total noncurrent assets	16,006,195	15,281,042	1,594,403
Total assets	18,191,627	19,432,951	3,507,062
Current liabilities:
Note payable due to bank	25,982	25,982	25,982
Accounts payable and accrued liabilities	2,421,705	2,058,839	1,583,228
Customer deposits	887,800	751,919	466,337
Customer overpayment	74,987	59,953	47,890
Unearned revenue			53,248
Other payables	626,163	750,485	691,801
Accrued interest	646,643	509,997	494,740
Accrued compensation and personnel related payables	8,290	15,471	35,361
Notes payable - Current	31,787	33,047	20,000
Notes payable - Related Parties, Current		15,427	15,427
Lease liability - Current	256,579	239,521	372,285
Loans payable - Current	814,494	392,605	319,314
Loan payable - Related Parties, Current	228,057	163,831	35,943
Convertible notes payable, Net, Current	1,298,133	1,421,694	1,740,122
Derivative liabilities, net	2,222,310	2,217,361	5,597,095
Warrants liabilities	6,405	21,042	79,910
Shares to be issued	262,077	138,077	101,577
Total current liabilities	9,811,412	8,815,251	11,680,260
Non-Current liabilities:
Loans payable, noncurrent	836,245	308,588	197,946
Note payable, noncurrent	4,888,463	4,997,323
Convertible notes payable, Net, Noncurrent	65,565	17,422
Lease liability	385,108	524,149	767,729
Total noncurrent liabilities	6,175,381	5,847,482	965,675
Total liabilities	15,986,793	14,662,733	12,645,935
Stockholders’ equity (deficiency):
Common stock, $0.001 par value, 10,000,000,000 shares authorized, 9,022,993,267 and 7,402,535,677 shares issued and outstanding at December 31, 2021 and June 30, 2021, respectively	9,022,992	7,402,536	1,763,278
Additional paid-in capital	72,367,128	64,841,654	57,307,767
Share to be issued, Preferred stock		5,600,000
Subscription receivable		(500,000)
Share to be issued, Common stock	40,008	1,889,608	236,008
Accumulated deficit	(78,816,668)	(74,364,466)	(68,438,332)
Total stockholders’ equity (deficiency)	2,616,002	4,869,874	(9,127,737)
Non-Controlling Interest	(411,168)	(99,656)	(11,136)
Total stockholders’ equity (deficiency)	2,204,834	4,770,218	(9,138,873)
Total liabilities and stockholders’ equity (deficiency)	18,191,627	19,432,951	3,507,062
Series A Preferred Stock [Member]
Stockholders’ equity (deficiency):
Preferred stock, value			2,000
Series B Preferred Stock [Member]
Stockholders’ equity (deficiency):
Preferred stock, value	2,542	542	1,542
Series C Preferred Stock [Member]
Stockholders’ equity (deficiency):
Preferred stock, value